NOTE 11 - STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended						6 Months Ended		12 Months Ended
	Mar. 09, 2022	Jun. 24, 2022	May 25, 2022	Apr. 24, 2022	Mar. 12, 2021	Jun. 30, 2022	Mar. 31, 2022	Mar. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Mar. 04, 2022	Dec. 30, 2021
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						25,000,000						25,000,000		25,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001						$ 0.001		$ 0.001	$ 0.001
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number						2,538,101						2,538,101
Derivative, Loss on Derivative						$ 95,768	$ 28,043					$ 28,043
Common Stock, Shares Authorized						3,000,000,000						3,000,000,000		3,000,000,000	3,000,000,000
Common Stock, Par or Stated Value Per Share						$ 0.01						$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares, Issued						157,191,418						157,191,418		140,186,096	132,565,226
Common Stock, Shares, Outstanding						157,191,418						157,191,418		140,186,096	132,565,226
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding						$ 263,982						$ 263,982
[custom:VestingOfDeferredStockBasedCompensation]						94,150						94,150
Deferred Compensation Equity						2,165,450						2,165,450
Stock Issued During Period, Value, Other													60,000	$ 60,000
Treasury Stock, Preferred, Shares														1	1
[custom:PreferredBSharesConvertedToCommonSharesValue]										$ (6,000)			(6,000)	$ (6,000)
Stock Issued During Period, Value, Issued for Services						1,993,081	$ 8,980			60,000				131,610
Professional Fees						$ 2,095,727			$ 877,149			2,288,556	1,672,295	2,069,876	268,620
Gain (Loss) on Extinguishment of Debt														5,000
Founder Loan [Member]
Class of Stock [Line Items]
Conversion of Stock, Amount Converted												$ 0	66,000	(66,000)
[custom:PreferredBSharesConvertedToCommonSharesValue]													$ 6,000	6,000
Promissory Notes Issued In Fiscal Year 2019 [Member]
Class of Stock [Line Items]
Convertible Debt															$ 25,000
G H S [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Nonredeemable or Redeemable, Issuer Option, Value																	$ 700,000
Preferred Stock, Shares Subscribed but Unissued																	700
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number						941,599						941,599
G H S Tranche 1 [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number						941,599						941,599
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants												$ 266,000
Proactive [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Subscribed but Unissued	160
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number						472,205						472,205
Proactive Two [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants												$ 155,000
G H S Tranche 2 [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number				562,149		562,149						562,149
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants				$ 184,000
G H S Tranche 3 [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number			281,074			281,074						281,074
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants			$ 92,000
G H S Tranche 4 [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number		281,074				281,074						281,074
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants		$ 92,000
Proactive Total [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants												$ 789,000
Warrant Allocated [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants												$ 721,275
Equity Incentive Plan [Member]
Class of Stock [Line Items]
[custom:StockIssuedDuringPeriodEquityFinanceAgreementShares]			28,400,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues															468,582
[custom:StockIssuedDuringPeriodEquityFinanceAgreementShares]							793,039
[custom:StockIssuedDuringPeriodSharesIssuedForDeferredCompensation]						8,400,000						8,400,000
[custom:VestingOfDeferredStockBasedCompensation]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights												4,200,000 shares of performance-based stock compensation are scheduled to vest on each of June 1, 2023 and June 1, 2024, respectively. The Company has elected to treat the award as a single award of 8,400,000 shares that vests ratably over the vesting period.
Stock Issued During Period, Shares, Other
Stock Issued During Period, Value, Other
[custom:PreferredBSharesConvertedToCommonSharesValue]										$ (27)				$ (27)
Stock Issued During Period, Shares, Issued for Services						7,645,073	19,250			24,000				57,000
Stock Issued During Period, Value, Issued for Services						$ 76,451	$ 193			$ 240				$ 570
[custom:PreferredBSharesConvertedToCommonSharesShares]										2,650			2,650	2,650
[custom:CommonStockIssuedForConversionOfDebt]													7,000,000	7,000,000
[custom:CommonStockIssuedForConversionOfDebtValue]													$ 70,000	$ 70,000
Advisory Board [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services												147,960	510,200	561,220
Stock Issued During Period, Value, Issued for Services												$ 75,460	$ 1,532,641	$ 1,643,355
Investor Relations [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services												7,664,323	24,000	57,000
Stock Issued During Period, Value, Issued for Services												$ 2,002,061	$ 60,000	$ 131,610
Consultancy Fee [Member]
Class of Stock [Line Items]
Professional Fees														$ 50,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						1						1		1	1
Preferred Stock, Par or Stated Value Per Share						$ 0.001						$ 0.001		$ 0.001	$ 0.001			$ 0.001
Preferred Stock, Convertible, Terms														On March 12, 2021, the Company amended the designation of the Special 2019 Series A Preferred shares and removed the right of the holder to convert the Special 2019 Series A Preferred share to 500,000,000 shares of common stock of the Company.
Preferred Stock, Voting Rights												The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration.		The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation
Preferred Stock, Shares Issued						1						1		1	0
Preferred Stock, Shares Outstanding						1						1		1	0
Treasury Stock, Preferred, Shares															1
Series A Preferred Stock [Member] | Founder Loan [Member]
Class of Stock [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]														$ 60,000
Series A Preferred Stock [Member] | Amendment To Series A Preferred [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Terms					On March 12, 2021, the Company amended the designation of the Special 2019 Series A Preferred shares and removed the right of the holder to convert the Special 2019 Series A Preferred share to 500,000,000 shares of common stock of the Company.
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues
[custom:StockIssuedDuringPeriodEquityFinanceAgreementShares]
[custom:StockIssuedDuringPeriodSharesIssuedForDeferredCompensation]
[custom:VestingOfDeferredStockBasedCompensation]
Stock Issued During Period, Shares, Other														1
Stock Issued During Period, Value, Other
[custom:PreferredBSharesConvertedToCommonSharesValue]
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:PreferredBSharesConvertedToCommonSharesShares]
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						0						0		0	12,000,000
Preferred Stock, Par or Stated Value Per Share														$ 0.001	$ 0.001
Preferred Stock, Shares Issued														0	2
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share						$ 0.001						$ 0.001				$ 0.001
Preferred Stock, Shares Issued						0						0				0
Preferred Stock, Shares Outstanding						0						0				0
Preferred Stock, Conversion Basis								Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company			Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company
Series B Preferred Stock [Member] | Founder Loan [Member]
Class of Stock [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]														$ 6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]														(2,650)
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted														2
Conversion of Stock, Shares Issued														2,650
Conversion of Stock, Amount Converted														$ 6,000
Stock Issued During Period, Shares, New Issues
[custom:StockIssuedDuringPeriodEquityFinanceAgreementShares]
[custom:StockIssuedDuringPeriodSharesIssuedForDeferredCompensation]
[custom:VestingOfDeferredStockBasedCompensation]
Stock Issued During Period, Shares, Other
Stock Issued During Period, Value, Other
Conversion of Stock, Amount Issued														2,650
[custom:PreferredBSharesConvertedToCommonSharesValue]										$ 0
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:PreferredBSharesConvertedToCommonSharesShares]										(2)				(2)
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						2,000						2,000		2,000			2,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001						$ 0.001		$ 0.001
Preferred Stock, Shares Issued						903						903		0
Preferred Stock, Shares Outstanding						903						903		0
Preferred Stock, Value, Outstanding																	$ 1,200
Debt Instrument, Convertible, Terms of Conversion Feature												Each share of the Series C Convertible Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of $1,200 of such share by the Conversion Price of $0.3202
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						400	503
[custom:StockIssuedDuringPeriodEquityFinanceAgreementShares]
[custom:StockIssuedDuringPeriodSharesIssuedForDeferredCompensation]
[custom:VestingOfDeferredStockBasedCompensation]
[custom:PreferredBSharesConvertedToCommonSharesValue]
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:PreferredBSharesConvertedToCommonSharesShares]
Series C Preferred Stock [Member] | G H S Tranche 1 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												300
Derivative, Nonmonetary Notional Amount, Percent of Required Need, Coverage						75.00%						75.00%
Series C Preferred Stock [Member] | Commitment Shares [Member] | G H S Tranche 1 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												35
Series C Preferred Stock [Member] | Commitment Shares [Member] | Proactive [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												8
Series C Preferred Stock [Member] | Proactive [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	168
Derivative, Nonmonetary Notional Amount, Percent of Required Need, Coverage						75.00%						75.00%
Series C Preferred Stock [Member] | G H S Tranche 2 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				200
Series C Preferred Stock [Member] | G H S Tranche 3 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			100
Series C Preferred Stock [Member] | G H S Tranche 4 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		100